Income Taxes - Total Income Taxes (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Provision for current income taxes
Adjustments for prior years	$ (39)	$ (19)	$ (44)
Current income tax expense	1,392	1,160	782
Current income tax expense and adjustment for prior years	1,353	1,141	738
Provision for deferred income taxes
Adjustments for prior years	32	6	13
Effect of changes in tax rates and laws	87	3	(11)
Origination and reversal of temporary differences	(50)	12	(22)
Deferred tax expense income	69	21	(20)
Income tax expense	1,422	1,162	718
OCI	42	166	(263)
Total comprehensive income	$ 1,464	$ 1,328	$ 455